5. Property and Equipment (June 2019 Note) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment gross	$ 7,628,067	$ 7,515,567	$ 3,878,142
Less accumulated deprecation	(2,531,785)	(1,981,887)	(1,384,918)
Total archival images, property and equipment, net	5,096,282	5,533,680	2,493,224
Leasehold Improvements [Member]
Property and equipment gross	$ 12,446	$ 12,446	12,446
Estimated useful lives	7 years	7 years
Computer and other equipment [Member]
Property and equipment gross	$ 72,687	$ 72,687	72,687
Estimated useful lives	3-5 years	3-5 years
Furniture and fixtures [Member]
Property and equipment gross	$ 83,666	$ 83,666	83,666
Estimated useful lives	7 years	7 years
Frank Worth Collection [Member]
Property and equipment gross	$ 2,770,000	$ 2,770,000	2,770,000
Estimated useful lives	10 years	10 years
Other archival images[Member]
Property and equipment gross	$ 4,689,268	$ 4,576,768	$ 939,343
Estimated useful lives	5-10 years	5-10 years